Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of consolidation
The consolidated financial statements of the Group include the financial statements of Hello Group Inc., its subsidiaries, consolidated VIEs and VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, cost and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include the acquisition’s purchase price allocation, the useful lives and impairment of property and equipment and intangible assets, the impairment of long-term investments and goodwill, the valuation allowance for deferred tax assets, and share-based compensation.
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.
Short-term deposits
Short-term deposits consist of bank deposits with an original maturity of over three months but within one year.

Short-term investments
Short-term investments primarily consist of
non-physical
gold (commonly referred to as “paper gold”) and digital assets. For digital assets, the Company adopted FASB ASU 2023-08, “Accounting for and Disclosure of Crypto Assets” for qualifying crypto assets, including Bitcoin and Ethereum. Short-term investments are initially recorded at cost and subsequently measured at fair value in accordance with ASC 820,
Fair Value Measurement
. The change in fair value is recognized under “Other gain or (loss), net” in the consolidated statements of operations.
Restricted cash
Restricted cash mainly represent term deposits held in designated bank accounts pledged for borrowings, United States dollar (“US$”) deposits held in escrow account related to payable to Tantan’s founders in accordance with its share options repurchase agreement, US$ deposits held in escrow account related to acquisition consideration in connection with a business acquisition, and RMB deposits in restricted bank accounts that cannot be withdrawn related to ongoing investigations of the alleged illegal activities on the source of the funding consumed on the Company’s platforms. The Company considers the expected timing of the release of the restrictions to determine the appropriate financial statement classification.
Long-term deposits
Long-term deposits represent time deposits placed in banks with original maturities of more than one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.
Accounts receivable
Accounts receivable primarily represents the cash due from third-party application stores and other payment channels and advertising customers, net of allowance for doubtful accounts. The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses based upon its assessment of various factors, including the historical loss experience, the age of accounts receivable balances, credit quality of third-party application stores and other payment channels, advertising customers and other customers, current and future economic conditions and other factors that may affect their ability to pay, to reduce its accounts receivable to the amount that it believes will be collected.
Financial instruments
Financial instruments of the Group primarily consist of cash and cash equivalents, short-term deposits, short-term investments, restricted cash, long-term deposits, accounts receivable, amount due from a related party, equity securities without readily determinable fair value, fair value option investment, available-for-sale
investment, accounts payable, deferred revenue, convertible senior notes, borrowings, income tax payable and amount due to a related party.
The Group carries its fair value option investment, short-term investments and available-for-sale
investment at fair value. Cash and cash equivalents are recorded at fair value based on the quoted market price in an active market. The carrying values of restricted cash, accounts receivable, amount due from a related party, accounts payable, deferred revenue, income tax payable and amount due to a related party approximate their fair values. It is not practical to estimate the fair value of the Group’s equity securities without readily determinable fair value because of the lack of quoted market price and the inability to estimate fair value without incurring excessive costs. The fair value of the Company’s convertible senior notes, borrowings and term deposits are discussed in Note 14.
Foreign currency risk
The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. Cash and cash equivalents, restricted cash, short-term investments and term deposits of the Group included aggregate amounts of RMB7,226 million and RMB6,361 million as of December 31, 2024 and 2025, respectively, which were denominated in RMB.

Concentration of credit risk
Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term deposits, short-term investments, restricted cash, long-term deposits and accounts receivable. The Group places their cash with financial institutions with high-credit ratings and quality.
Third-party application stores and other payment channels accounting for 10% or more of accounts receivables are as follows:

	As of December 31,

	2024	2025
A	21%	26%
B	13%	11%
C	N/A	10%
As of December 31, 2024 and 2025, no user or customer accounted for 10% or more of accounts receivable.
Concentration of revenue
No user or customer accounted for 10% or more of net revenues for the years ended December 31, 2023, 2024 and 2025, respectively.
Asset acquisition
When the Group acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on their cost. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair values and does not give rise to goodwill.
For the years ended December 31, 2025, the Group entered into one transaction, accounted for as an asset acquisition, to acquire certain assets for development purpose, which includes
RMB
303
 million of land and RMB
24
 million of construction in progress, respectively.
Equity securities without readily determinable fair value
The Group accounts for equity investments that do not have a readily determinable fair value under the measurement alternative in accordance with ASC Topic 321, Investments—Equity Securities, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.
Equity method investments
The investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For the investment in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group’s influence over the partnership operating and financial policies is determined to be more than minor. Accordingly, the Group accounts for these investments as equity method investments.
Under the equity method of accounting, the affiliated company’s accounts are not reflected within the Group’s consolidated balance sheets and consolidated statements of operations; however, the Group’s share of the earnings or losses of the affiliated company is reflected in the caption “share of (loss) income on equity method investments” in the consolidated statements of operations.

An impairment charge is recorded under “share of (loss) income on equity method investments” in the consolidated statements of operations if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.
The Group estimates the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.
Fair value option investments
The Group elected the fair value option to account for certain partnership units investment in a private fund, and measured the investment using the net asset value per share based on the practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) (“NAV practical expedient”), whereby the change in fair value is recognized under “share of (loss) income on equity method investments” in the consolidated statements of operations.
Available-for-sale
investments
For investments in investees’ shares which are determined to be debt securities, the Group accounts for them as available-for-sale
investments when they are not classified as either trading or held-to-maturity
investments.
Available-for-sale
investments are reported at fair value, with unrealized gains and losses, net of taxes recorded in accumulated other comprehensive income (loss). Realized gains or losses on the sales of these securities are recognized in the consolidated statements of operations.
The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income (loss). Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit losses and corresponding reduction in the allowance for credit losses. Any decline in fair value that is non-credit
related is recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity.
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer equipment	3 years
Office equipment	3-5 years
Vehicles	4-6 years
Buildings	29-50 years
Building improvement	10 years
Land	Indefinite
Leasehold improvement	Shorter of the lease term or estimated useful lives
Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress and are reported under property and equipment, net. Construction in progress is transferred to specific property and equipment items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2024 and 2025, construction in progress in the amount of RMB760,411 and RMB92,395, respectively, were primarily relating to the construction of office buildings and related premises.

Intangible assets
Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Purchased intangible assets and intangible assets arising from acquisitions are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

License	10 years
Technology	3-5.3 years
Active user	0.3-5 years
Trade name	10-11 years
Non-compete agreement	3 years
Impairment of long-lived assets with finite lives
The Group reviews its long-lived assets, including intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (asset group) may no longer be recoverable. When these events occur, the Group tests the recoverability of the asset (asset group) by comparing the carrying value of the long-lived assets (asset group) to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets.
Goodwill
Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Group’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has an option to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.
The quantitative impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.
Convertible senior notes
The Group determines the appropriate accounting treatment of its convertible senior notes in accordance with the terms in relation to the conversion feature, call and put options, and beneficial conversion feature. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 “Derivatives and Hedging” and ASC 470 “Debt”. The debt discount, if any, together with the related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest maturity date. Interest expenses are recognized in the consolidated statements of operations in the period in which they are incurred.
Short-term and Long-term borrowing
Short-term and long-term borrowings are recognized at carrying amount. Interest expense is accrued over the estimated term of the facilities and recorded in the consolidated statements of operations and comprehensive income.

Fair value
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:
Level 1
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Revenue recognition
The Group principally derives its revenue from value-added service and other services. The Group recognizes revenue when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the Group expects to receive in exchange for those goods or services. The Group applied the five steps method outlined in ASC Topic 606, Revenue from Contracts with Customers (“Topic 606”) to all revenue streams. In addition, the standard requires disclosures of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.
For the years ended December 31, 2023, 2024 and 2025, the Group’s revenue is reported net of discounts, value added tax and surcharges.

(a)	Value-added service
Value-added service revenues mainly include virtual gift revenues from various audio, video and text-based scenarios, and membership subscription revenues.
Virtual gift
Virtual gift service enhances users’ experience of interaction and social networking with each other. The Group generates revenue from the sale of virtual items that it designs and develops. These virtual items are offered to users at pre-determined
stand-alone selling prices. Upon purchase, users may send the virtual items to other users (the “Recipients”) within the Group’s platform. The Group has a recharge system for users to purchase the Group’s virtual currency that can then be used to purchase virtual items on the Group’s platform. Users can recharge via various third-party application stores and other payment channels. Virtual currency is non-refundable
and does not have any expiration date. Based on the turnover history of virtual currency, the Group determined that the virtual currency is often consumed soon after it is purchased and accordingly, the Group concluded that any breakage would be insignificant. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated.

The Recipients can either host performance on their own or join a talent agency. Under arrangements entered into with Recipients and talent agencies, the Group shares a portion of the revenues derived from the sales of virtual items with them (“Revenue Sharing”). The Group has evaluated and determined that it is the principal and views the users to be its customers. Specifically, the Group controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Group reports its virtual gift service revenues on a gross basis with amounts billed to users for the virtual items recorded as revenues and the Revenue Sharing paid to the Recipients and talent agencies recorded as cost of revenues.
Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Group has determined that the virtual items represent one performance obligation in the virtual gift service. Revenue related to each of the virtual items is recognized at the point-in-time
when the virtual item is transferred directly to the Recipients by users. All virtual items are nonrefundable, typically consumed at a point-in-time
and expired a few days after the purchase. Although virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods presented. The Group does not have further performance obligations to the users after the virtual items are consumed.
For virtual gift service, the Group also provides various combinations of virtual items for users to purchase and grant virtual item coupons with the purchase, which are generally capable of being distinct. Specifically, the Group enters into certain contracts with its users where virtual item coupons are granted to users with a purchase. The virtual item coupons can be used by the users to exchange for free virtual items in the future. Such virtual item coupons typically expire a few days after being granted. The Group has determined that the virtual item coupons represent a material right under Topic 606 which is recognized as a separate performance obligation at the outset of the arrangement. Judgment is required to determine the standalone selling price for each distinct virtual item and virtual item coupon. The Group allocates the consideration to each distinct virtual item and virtual item coupon based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual items or virtual item coupons separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. Revenue for the virtual item coupons is recognized when the virtual items purchased with the virtual item coupons are consumed. Although virtual item coupons have expiry dates, the Group considers that the impact of breakage for the virtual item coupons is insignificant as historical data shows that virtual item coupons are consumed shortly after they are released to users.
Membership subscription
Membership subscription is a service package which enables members to enjoy additional functions and privileges. The contract period for the membership subscription ranges from one month to one year. All membership subscription is nonrefundable. The Group has determined that its membership subscription services represent one performance obligation. The Group collects membership subscription in advance and records it as deferred revenue. Revenue is recognized ratably over the contract period as the membership subscription services are delivered.
Net revenues of RMB11,825,442, RMB10,415,580 and RMB10,213,654 were recognized for value-added service for the years ended December 31, 2023, 2024 and 2025, respectively.

(b)	Other services
Revenue from other services mainly consist of revenues from mobile marketing service, mobile games, and film and television series distribution promotion business. Revenues are recognized when (or as) control of the asset or service is transferred to the customer. Depending on the terms of the contract, control of the goods and services may be transferred over time or at a point in time. If control of the goods and services are transferred over time, revenue is recognized over time. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.
Net revenues of RMB176,881, RMB147,391 and RMB153,442 were recognized for other services for the years ended December 31, 2023, 2024 and 2025, respectively.
Change in revenue presentation
Beginning in the year of 2025, the Group revised its revenue disaggregation to better align with the changes in how management evaluating business performance of the Group. Revenue from live video services and value-added services is now combined and presented as “value-added services”. In addition, revenue from mobile marketing services, mobile games and certain other services is now aggregated and presented as “other services.”
The Group believes that the revised presentation provides a more meaningful depiction of the nature of its revenue streams and how users engaging with its products and services. Prior year amounts have been reclassified to conform to the current year presentation, where applicable. The change in presentation did not affect the Group’s total revenues or previously reported results of operations.
Practical expedients and exemptions
The Group’s contracts have an original duration of one year or less. Accordingly, the Group does not disclose the value of unsatisfied performance obligations. Additionally, the Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling and marketing expenses.
Contract balances
Contract balances include accounts receivable and deferred revenue. Accounts receivable represent cash due from third-party application stores and other payment channels as well as from advertising customers and are recorded when the right to consideration is unconditional. The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group recorded no material impairment charges related to contract assets in the period. Deferred revenue primarily includes cash received from paying users related to the Group’s live video service and value-added service as well as cash received from the Group’s advertising customers. Deferred revenue is recognized as revenue over the estimated service period or when all of the revenue recognition criteria have been met. Revenue recognized in 2024 and 2025 that was included in the deferred revenue balance as of January 1, 2024 and 2025 were RMB442,805 and RMB427,702, respectively.
Cost of revenues
Cost of revenues consist of expenditures incurred in the generation of the Group’s revenues, including but not limited to Revenue Sharing with the broadcasters, talent agencies, gift recipients resulting from the sales of virtual items, commission fee paid to third-party application stores and other payment channels, bandwidth costs, salaries and benefits paid to employees, depreciation and amortization and production cost in connection with the television content and films. These costs are expensed as incurred except for the direct and incremental platform commission fees to third-party application stores and other payment channels and production cost in connection with the television content and films which are deferred in “Prepaid expenses and other current assets” on the consolidated balance sheets. Such deferred costs are recognized in the consolidated statements of operations in “Cost of revenues” in the period in which the related revenues are recognized.

Government subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government subsidies, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The Group records government subsidies as other operating income when received from the local government authority, because the government subsidies are not subject to further performance obligations or future returns. Government subsidies recorded as other operating income amounted to RMB72,502, RMB42,991 and RMB16,692 for the years ended December 31, 2023, 2024 and 2025, respectively.
Research and development expenses
Research and development expenses primarily consist of (i) salaries and benefits for research and development personnel, and (ii) technological service fee, depreciation and office rental expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the research and development of new features for its mobile platform and its self-developed mobile games. The Group has expensed all research and development expenses when incurred.
Value added taxes (“VAT”)
Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets. Revenue is recognized net of VAT amounted to RMB901,381, RMB757,413 and RMB665,053 for the years ended December 31, 2023, 2024 and 2025, respectively.
Income taxes
Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not
that a portion of or all of the deferred tax assets will not be realized.
Deferred income taxes are recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free
liquidation.
The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than- not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.
Foreign currency translation
The reporting currency of the Company is the Renminbi (“RMB”). The functional currency of the Company is the US$. The Company’s operations are principally conducted through the subsidiaries, consolidated VIEs and VIEs’ subsidiaries located in the PRC where the local currency is the functional currency.
Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in place at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statement of operations.
Assets and liabilities of the Group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The resulting foreign currency translation adjustments are recorded in other comprehensive (loss) income.

Convenience translation
Translations of the consolidated balance sheets, the consolidated statements of operations, the consolidated statements of comprehensive income, and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.
Leases
The Group leases administrative office spaces and internet data center (“IDC”) facilities under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use
assets on its consolidated balance sheets at the lease commencement. The Group elected the practical expedient not to separate lease and non-lease
components of contracts, except for bandwidth service included in IDC facilities lease contracts. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rate implicit in the lease is not readily available. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates an incremental borrowing rate based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease. The Group measures right-of-use
assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rental expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to approximately three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.
For short-term leases, the Group records rental expense in its consolidated statements of operations on a straight-line basis over the lease term. The Group also elected the exemption for contracts with lease terms of 12 months or less.
Advertising expenses
Advertising expenses, including advertisements through various forms of media and marketing and promotional activities, are included in “sales and marketing expense” in the consolidated statements of operations and are expensed when incurred. Total advertising expenses incurred were RMB1,173,743, RMB1,117,790 and RMB1,153,256 for the years ended December 31, 2023, 2024 and 2025, respectively.
Comprehensive income
Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.
Share-based compensation
Share-based payment transactions with employees, executives and consultants are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in
capital.
The estimate of forfeiture rate is adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate is recognized through a cumulative catch-up
adjustment in the period of change.
Changes in the terms or conditions of share options are accounted as a modification. The Group calculates the excess of the fair value of the modified option over the fair value of the original option immediately before the modification, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period that the modification occurred. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Net income per share
Options exercisable for a minimal exercise price (the “Penny Stock”) are included in the denominator of basic income per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered issuable shares.
Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding and the Penny Stock during the period.
Diluted net income per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had share options, restricted share units and convertible senior notes, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income per ordinary share, the effect of the share options and restricted share units is computed using the treasury stock method, and the effect of the convertible senior notes is computed using the as-if-converted
method. Diluted net income per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding and the Penny Stock during the period.
Recent accounting pronouncements adopted
In December 2023, the FASB issued ASU 2023-08 “Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets” (“ASU 2023-08”). ASU 2023-08 requires certain crypto assets to be measured at fair value separately on the balance sheet with gains and losses from changes in the fair value reported as unrealized gains or losses in the statement of operations each reporting period. ASU 2023-08 also enhances the other intangible asset disclosure requirements by requiring the name, cost basis, fair value, and number of units for each significant crypto asset holding. The new crypto assets standard is effective for annual periods beginning after December 15, 2024, including interim periods within those fiscal years. Adoption of the new crypto assets standard requires a cumulative-effect adjustment to the opening balance of retained earnings as of the beginning of the annual reporting period in which an entity adopts the amendments. The Company adopted this guidance on a modified retrospective basis. The Company did not hold any investments in crypto assets immediately prior to the adoption of ASU 2023-08. For additional information, see Note 4.
In December 2023, the FASB issued ASU
2023-09
“Improvements to Income Tax Disclosures” (“ASU
2023-09”).
ASU
2023-09
intends to improve the transparency of income tax disclosures. ASU
2023-09
is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Company adopted this guidance on a prospective basis. For additional information, see Note 15.
Recent accounting pronouncements not yet adopted
In November 2024, the FASB issued ASU
2024-03,
Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures(Subtopic
220-40):
Disaggregation of Income Statement Expenses (“ASU
2024-03”).
The amended guidance requires disaggregation of certain expense captions into specified natural expense categories in the disclosures within the notes to the financial statements. In addition, the guidance requires disclosure of selling expenses and its definition. The new guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027,with early adoption permitted. The guidance can be applied either prospectively or retrospectively. The Company continues to evaluate the impact of this guidance on its disclosures, but plan to adopt this guidance prospectively and conform with the disclosure requirements when it becomes mandatorily effective for the Company’s annual report for the year ending December 31, 2027.

In August 2025, the FASB issued ASU
2025-05,
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Trade Receivables and Contract Assets” (“ASU
2025-05”).
This ASU provides a practical expedient and accounting policy election to allow entities to measure expected credit losses on certain trade receivables and contract assets using a provision matrix approach. ASU
2025-05
is effective for annual periods beginning after December 15, 2025, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the potential effect of this ASU on its credit loss estimation methodology.
In December 2025, the FASB issued ASU
2025-10,
Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those fiscal years, with early adoption permitted. The Company is currently assessing the effect of this update on its disclosure.